Annual Total Returns[BarChart] - DWS Capital Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.21%)	15.33%	33.98%	12.45%	8.08%	3.65%	25.94%	(2.16%)	36.59%	38.24%